(Loss) Earnings Per Share - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Earnings Per Share [Line Items]
Number of options outstanding	3,023,502	2,134,850	1,785,450
Anti-dilutive share options	3,023,502	1,723,584
Share Purchase Warrants
Earnings Per Share [Line Items]
Number of shares outstanding	9,838,159	5,851,000
Anti-dilutive common shares outstanding	9,838,159	5,851,000